Expense Example	Jan. 03, 2026 USD ($)
Pacer S&P 500 Quality FCF R&D Leaders ETF | Pacer S&P 500 Quality FCF R&D Leaders ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	157
Pacer S&P 500 Quality FCF High Dividend ETF | Pacer S&P 500 Quality FCF High Dividend ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	$ 157